Note 23 - Finance Income and Expense - Foreign Exchange Gain (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Unrealized foreign exchange gain (loss)	$ 194	$ (1,091)	$ (1,172)
Realized foreign exchange gain (loss)	(463)	736	(709)
Total	$ (269)	$ (354)	$ (1,881)